Off balance sheet commitments (Tables)	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of Off Balance Sheet Commitments Relating to Operating Activities
Off balance sheet commitments relating to Sanofi’s operating activities comprise the following:

December 31, 2021		Payments due by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced(a)(b)	109	39	16	18	36
Irrevocable purchase commitments(c)
•given(d)	8,901	5,343	1,784	685	1,089
•received	(1,124)	(366)	(442)	(166)	(150)
Research and development license agreements - commitments given
•commitments related to R&D and other commitments(e)	536	254	169	77	36
•contingent milestone payments in connection with development programs in progress(f)	2,892	237	1,139	451	1,065
Total - net commitments given(g)	11,314	5,507	2,666	1,065	2,076
(a) Includes future variable lease payments not recognized in Lease liabilities as of December 31, 2021. As of December 31, 2020, the amount of such commitments was €950 million. The year-on-year movement is largely related to two leases of real estate assets at Cambridge, MA (United States); (see Note D.3.2.).
(b) Lease commitments given to joint ventures were immaterial as of December 31, 2021.
(c) These comprise irrevocable commitments to suppliers of (i) property, plant and equipment, net of down-payments (see Note D.3.) and (ii) goods and services. As of December 31, 2020, irrevocable commitments amounted to €7,153 million given and €(608) million received.
(d) Irrevocable purchase commitments given as of December 31, 2021 include €987 million of commitments to joint ventures.
(e) Commitments related to R&D, and other commitments, amounted to €500 million as of December 31, 2020.
(f) This line includes only contingent milestone payments on development projects in progress. The increase relative to December 31, 2020 (when this figure amounted to €2,456 million) is mainly due to a license agreement entered into with Biond Biologics and to the acquisition of Kadmon.
(g) This line excludes:
    (i) commitments given relating to projects in the research phase (€6.7 billion in 2021, €6.7 billion in 2020) and payments contingent upon the attainment of sales targets once a product is commercialized (€8.1 billion in 2021, €8.1 billion in 2020);
    (ii) commitments received in respect of the additional share of quarterly profits to which Sanofi is entitled under the collaboration agreements with Regeneron on monoclonal antibodies (capped at 10% of Regeneron’s share of quarterly profits), until Regeneron has paid 50% of the cumulative development costs incurred by the parties in the collaboration (see Note C.1.). Such commitments received were €2.9 billion in 2021 (€2.6 billion in 2020), relative to cumulative development costs of €7.6 billion as of December 31, 2020; and
    (iii) other commitments received amounting to €5.8 billion as of December 31, 2021 (€2.7 billion as of December 31, 2020), mainly comprising discovery, development and commercialization agreements with partners further to the acquisitions of Ablynx (€1.0 billion as of December 31, 2021, €1.1 billion as of December 31, 2020) and of Kymab (€0.5 billion as of December 31, 2021, see Note D.1.), plus contingent consideration receivable based on attainment of regulatory and sales milestones for commercialized products under the terms of licenses or rights assignment agreements amounting to €4.2 billion as of December 31, 2021 and €1.6 billion as of December 31, 2020.

Summary of Undrawn Credit Facilities	Undrawn credit facilities are as follows:

December 31, 2021	Total	Expiry
(€ million)		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
General-purpose credit facilities	8,000	4,000	—	4,000	—

Summary of Amount of Guarantees Given and Received
The table below shows the amount of guarantees given and received:

(€ million)	2021	2020	2019
Guarantees given:	3,794	3,291	3,103
•Guarantees provided to banks in connection with credit facilities	1,042	695	1,263
•Other guarantees given	2,752	2,596	1,840
Guarantees received	(1,149)	(964)	(703)